Investment Strategy	Jul. 17, 2026
Cambria Chesapeake Pure Trend ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the third paragraph under the heading “Principal Investment Strategies – The Pure Trend Strategy – Overview” is deleted in its entirety and replaced with the following:

Chesapeake analyzes multiple market metrics to generate trend-following long and short trade signals (i.e., investment decisions) for derivatives transactions. The Fund invests in long and short exchange-traded commodity futures contracts, exchange-traded equity indices futures contracts, exchange-traded and over-the-counter options (including options on futures contracts and commodities), spot and forward currency contracts; equity securities, and cash and cash equivalents. The strategy seeks to preserve capital while also seeking to provide positive annual returns.